UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC Fundamental LLC
                     ------------------
Address:             420 Lexington Avenue
                     --------------------
                     Suite 2601
                     ----------
                     New York, NY  10170
                     ------------  -----

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Member
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                       New York, NY             May 15, 2003
-------------------------------  ------------------------------    ------------
    [Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:             82
                                          --------------------

Form 13F Information Table Value Total:             $69,459
                                          --------------------
                                               (thousands)


List of Other Included Managers:

                                                    NONE

                            SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003


                                                                                                                         ITEM 5:
                                                              ITEM 2:               ITEM 3:          ITEM 4:            Shares or
                                 ITEM 1:                      Title of              Cusip             Fair             Principal
                              Name of Issuer                  Class                 Number         Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
24/7 Real Media Inc.                                         Common                 901314104            28,520          92,000 SH
Aames Financial Corp.                                        Conv. Pfd.             00253A408            31,944          26,400 SH
Aames Financial Corp.                                        Cvt. Sub. Debtentures  00253AAE1         2,020,920       3,062,000 PRN
ACTV Inc.                                                    Common                 00088E104            13,808          25,570 SH
Ambassadors International, Inc.                              Common                 23178106            105,490          11,000 SH
American Bank Note Holographic Inc                           Common                 024377103            13,552          16,940 SH
Apex Silver Mines Ltd.                                       Common                 G04074103           294,800          22,000 SH
Arizona Star Resources Corp                                  Common                 04059G106           186,045         134,640 SH
Audiocodes Ltd                                               Common                 M15342104           351,331         133,080 SH
Baycorp Holdings Ltd.                                        Common                 072728108           333,414          25,374 SH
Biocryst Pharmaceuticals, Inc                                Common                 09058V103           203,992         134,205 SH
Caliper Technology                                           Common                 130876105           120,750          34,500 SH
Caraco Phamaceutical Lab                                     Common                 14075T107            32,430          11,500 SH
Catalytica Energy Systems                                    Common                 148884109            84,405          33,100 SH
Chief Consolidated Mining Co.                                Common                 168628105           165,792         330,000 SH
CINAR Corp                                                   Common                 171905300           330,000         132,000 SH
Clarent Corp                                                 Common                 180461105               394          78,760 SH
Cnon Resources Corp.                                         Common                 138869300            10,419           8,830 SH
Compucom System Inc.                                         Common                 204780100            40,250          11,500 SH
Corvas International Inc.                                    Common                 2210D5101           526,495         268,620 SH
Crawford & Co.                                               Common - Class A       224633206           270,433          65,008 SH
Crystlex Inc.                                                Common                 22942F101             7,228           6,950 SH
Cygne Designs Inc.                                           Common                 232556100             1,485          11,880 SH
Delphi financial Group                                       Common                 247131105        18,992,701         484,755 SH
Delta Financial Corp.                                        Common                 247918105             8,580           4,047 SH
Discovery Partner Int'l Inc.                                 Common                 254675101            13,668           4,970 SH
DUSA Phamaceuticals Inc.                                     Common                 266898105           138,800          78,418 SH
Empire Energy Corp.                                          Common                 291645208            11,391         119,900 SH
Entrust Inc.                                                 Common                 293848107           115,000          46,000 SH
EP Medsystems, Inc.                                          Common                 26881P103           232,025         139,774 SH
Esco Technologies                                            Common                 296315104         8,336,120         254,150 SH
ESG Re Ltd.                                                  Common                 000G312151          107,855         431,420 SH
Fidelity Bankshares                                          Common                 31604Q107         3,240,588         176,888 SH
Filenet Corp.                                                Common                 316869106         1,615,775         154,030 SH
First Union Real Estate Equity and Mortgage Investors        Common                 337400105           165,480          98,500 SH
Freeport-McMoran Copper & Gold, Inc.                         Common - Class B       35671D857           196,075          11,500 SH
Gold Field Ltd                                               Common                 38059T106           338,100          32,200 SH
Goldcorp Inc.                                                Common                 380956409           111,405          10,500 SH
Grace W R & Co.                                              Common                 38388F108           147,260          99,500 SH
Harmony Gold                                                 Common                 413216300           140,645          11,500 SH
Hollywood Entertainment                                      Common                 436141105         5,541,335         346,550 SH
Integrated Telecom Exp Inc                                   Common                 45817U101           544,130         286,384 SH
Isle Capri Casinos                                           Common                 464592104           912,975          77,700 SH
Jacksonville Bancorp, Inc.                                   Common                 46924P100            33,462           2,574 SH
Kadus Pharmaceuticals                                        Common                 127639102            50,611          44,396 SH
Liberate Technologies                                        Common                 530129105           384,560         184,000 SH
Liquid Audio, Inc.                                           Common                 53631T102             3,832          12,360 SH
London Pacific Group Ltd                                     Sponsored ADR          542073200           119,011         103,488 SH
Max Worldwide Inc.                                           Common                 577940109           132,761         199,640 SH
Maxxam Inc.                                                  Common                 577913106           181,368          19,800 SH
Media Arts Group Inc                                         Common                 58439C102             4,856           1,716 SH
Metris Co Inc.                                               Common                 591598107            54,050          23,000 SH
Michaels Stores Inc.                                         Common                 594087108         4,400,760         175,960 SH
Miix Group Inc.                                              Common                 59862V104            54,937          78,482 SH
MIPS Technologies                                            Common - Class B       604567206            89,216          52,480 SH
MM Companies, Inc.                                           Common                 55310J107            38,344          26,444 SH
Molex Inc.                                                   Common - Class A       608554200           849,528          46,170 SH
Mutual Risk Mgmt Ltd.                                        Common                 628351108            19,829         991,444 SH
Nash Finch Co.                                               Common                 631158102           328,854          39,010 SH
NCRIC Group Inc                                              Common                 628806105           691,119          42,900 SH
Netratings Inc                                               Common                 64116M108            68,250          10,500 SH
New York Community Bancorp, Inc.                             Common                 649445103         6,730,062         225,841 SH


                            SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003


                                                                                                                         ITEM 5:
                                                              ITEM 2:               ITEM 3:          ITEM 4:            Shares or
                                 ITEM 1:                      Title of              Cusip             Fair             Principal
                              Name of Issuer                  Class                 Number         Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                                         Common                 651639106           462,855          17,700 SH
Noeomagic Corp.                                              Common                 640497103            58,880          46,000 SH
Northgate Exploration Ltd                                    Common                 666416102            25,546          22,000 SH
Onvia.com Inc                                                Common                 68338T403            71,047          26,810 SH
Pep Boy Manny Moe & Jack                                     Common                 713278109           104,880          13,800 SH
Personnel Group of America Inc.                              Common                 715338109           116,017         682,450 SH
Personnel Group of America Inc.                              Cvt. Sub. Notes        715338AE9           176,000         880,000 PRN
Pharmacyclics Inc                                            Common                 716933106           221,100          66,000 SH
Pomeroy Computer Resources Inc                               Common                 731822102         1,036,091         148,650 SH
Progress Financial Corp.                                     Common                 743266108           579,850          44,880 SH
Rio Alto Resources International Inc.                        Common                 766893101           146,056         271,480 SH
SCPIE Holdings Inc.                                          Common                 78402P104         1,587,481         254,404 SH
Selectica Inc.                                               Common                 816288104           135,240          46,000 SH
Tanning Tech. Corp.                                          Common                 87588P101               130             180 SH
Texas Genco Holdings Inc.                                    Common                 88244314          1,115,221          64,130 SH
Travis Boats & Motor Inc.                                    Common                 894363100            40,020         138,000 SH
UnitedHealth Group Inc.                                      Common                 91324P102         3,025,110          33,000 SH
Wheaton River Minerals Ltd.                                  Common                 962902102            37,138          44,000 SH
Windmill & Co Inc                                            Common                 974259103            18,956          12,808 SH
Zonagen Inc                                                  Common                 98975L108           182,406         158,614 SH




                             ** TABLE CONTINUED **

                            SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003

                                                                   ITEM 6:                                        ITEM 8:
                                                                INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                                (b) Shares                 ITEM 7:
                      ITEM 1:                                   as Defined  (c) Shared    Managers
                  Name of Issuer                     (a) Sole   in Instr. V   Other     See Instr. V   (a) Sole (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
24/7 Real Media Inc.                                        92,000     --         --           --          92,000       --      --
Aames Financial Corp.                                       26,400     --         --           --          26,400       --      --
Aames Financial Corp.                                    3,062,000     --         --           --       3,062,000       --      --
ACTV Inc.                                                   25,570     --         --           --          25,570       --      --
Ambassadors International, Inc.                             11,000     --         --           --          11,000       --      --
American Bank Note Holographic Inc                          16,940     --         --           --          16,940       --      --
Apex Silver Mines Ltd.                                      22,000     --         --           --          22,000       --      --
Arizona Star Resources Corp                                134,640     --         --           --         134,640       --      --
Audiocodes Ltd                                             133,080     --         --           --         133,080       --      --
Baycorp Holdings Ltd.                                       25,374     --         --           --          25,374       --      --
Biocryst Pharmaceuticals, Inc                              134,205     --         --           --         134,205       --      --
Caliper Technology                                          34,500     --         --           --          34,500       --      --
Caraco Phamaceutical Lab                                    11,500     --         --           --          11,500       --      --
Catalytica Energy Systems                                   33,100     --         --           --          33,100       --      --
Chief Consolidated Mining Co.                              330,000     --         --           --         330,000       --      --
CINAR Corp                                                 132,000     --         --           --         132,000       --      --
Clarent Corp                                                78,760     --         --           --          78,760       --      --
Cnon Resources Corp.                                         8,830     --         --           --           8,830       --      --
Compucom System Inc.                                        11,500     --         --           --          11,500       --      --
Corvas International Inc.                                  268,620     --         --           --         268,620       --      --
Crawford & Co.                                              65,008     --         --           --          65,008       --      --
Crystlex Inc.                                                6,950     --         --           --           6,950       --      --
Cygne Designs Inc.                                          11,880     --         --           --          11,880       --      --
Delphi financial Group                                     484,755     --         --           --         484,755       --      --
Delta Financial Corp.                                        4,047     --         --           --           4,047       --      --
Discovery Partner Int'l Inc.                                 4,970     --         --           --           4,970       --      --
DUSA Phamaceuticals Inc.                                    78,418     --         --           --          78,418       --      --
Empire Energy Corp.                                        119,900     --         --           --         119,900       --      --
Entrust Inc.                                                46,000     --         --           --          46,000       --      --
EP Medsystems, Inc.                                        139,774     --         --           --         139,774       --      --
Esco Technologies                                          254,150     --         --           --         254,150       --      --
ESG Re Ltd.                                                431,420     --         --           --         431,420       --      --
Fidelity Bankshares                                        176,888     --         --           --         176,888       --      --
Filenet Corp.                                              154,030     --         --           --         154,030       --      --
First Union Real Estate Equity and Mortgage Investors       98,500     --         --           --          98,500       --      --
Freeport-McMoran Copper & Gold, Inc.                        11,500     --         --           --          11,500       --      --
Gold Field Ltd                                              32,200     --         --           --          32,200       --      --
Goldcorp Inc.                                               10,500     --         --           --          10,500       --      --
Grace W R & Co.                                             99,500     --         --           --          99,500       --      --
Harmony Gold                                                11,500     --         --           --          11,500       --      --
Hollywood Entertainment                                    346,550     --         --           --         346,550       --      --
Integrated Telecom Exp Inc                                 286,384     --         --           --         286,384       --      --
Isle Capri Casinos                                          77,700     --         --           --          77,700       --      --
Jacksonville Bancorp, Inc.                                   2,574     --         --           --           2,574       --      --
Kadus Pharmaceuticals                                       44,396     --         --           --          44,396       --      --
Liberate Technologies                                      184,000     --         --           --         184,000       --      --
Liquid Audio, Inc.                                          12,360     --         --           --          12,360       --      --
London Pacific Group Ltd                                   103,488     --         --           --         103,488       --      --
Max Worldwide Inc.                                         199,640     --         --           --         199,640       --      --
Maxxam Inc.                                                 19,800     --         --           --          19,800       --      --
Media Arts Group Inc                                         1,716     --         --           --           1,716       --      --
Metris Co Inc.                                              23,000     --         --           --          23,000       --      --
Michaels Stores Inc.                                       175,960     --         --           --         175,960       --      --
Miix Group Inc.                                             78,482     --         --           --          78,482       --      --
MIPS Technologies                                           52,480     --         --           --          52,480       --      --
MM Companies, Inc.                                          26,444     --         --           --          26,444       --      --
Molex Inc.                                                  46,170     --         --           --          46,170       --      --
Mutual Risk Mgmt Ltd.                                      991,444     --         --           --         991,444       --      --
Nash Finch Co.                                              39,010     --         --           --          39,010       --      --
NCRIC Group Inc                                             42,900     --         --           --          42,900       --      --
Netratings Inc                                              10,500     --         --           --          10,500       --      --
New York Community Bancorp, Inc.                           225,841     --         --           --         225,841       --      --


                            SC FUNDAMENTAL LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003

                                                             ITEM 6:                                         ITEM 8:
                                                        INVESTMENT DISCRETION                        VOTING AUTHORITY SHARES
                                                         (b) Shares                    ITEM 7:
           ITEM 1:                                      as Defined   (c) Shared    Managers
       Name of Issuer                     (a) Sole     in Instr. V       Other     See Instr. V    (a) Sole   (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                         17,700       --              --           --           17,700          --         --
Noeomagic Corp.                              46,000       --              --           --           46,000          --         --
Northgate Exploration Ltd                    22,000       --              --           --           22,000          --         --
Onvia.com Inc                                26,810       --              --           --           26,810          --         --
Pep Boy Manny Moe & Jack                     13,800       --              --           --           13,800          --         --
Personnel Group of America Inc.             682,450       --              --           --          682,450          --         --
Personnel Group of America Inc.             880,000       --              --           --          880,000          --         --
Pharmacyclics Inc                            66,000       --              --           --           66,000          --         --
Pomeroy Computer Resources Inc              148,650       --              --           --          148,650          --         --
Progress Financial Corp.                     44,880       --              --           --           44,880          --         --
Rio Alto Resources International Inc.       271,480       --              --           --          271,480          --         --
SCPIE Holdings Inc.                         254,404       --              --           --          254,404          --         --
Selectica Inc.                               46,000       --              --           --           46,000          --         --
Tanning Tech. Corp.                             180       --              --           --              180          --         --
Texas Genco Holdings Inc.                    64,130       --              --           --           64,130          --         --
Travis Boats & Motor Inc.                   138,000       --              --           --          138,000          --         --
UnitedHealth Group Inc.                      33,000       --              --           --           33,000          --         --
Wheaton River Minerals Ltd.                  44,000       --              --           --           44,000          --         --
Windmill & Co Inc                            12,808       --              --           --           12,808          --         --
Zonagen Inc                                 158,614       --              --           --          158,614          --         --





                              ** TABLE COMPLETE **